Risk management (Details 10)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management
Credit	55.00%	62.00%	69.00%
Market	2.00%	2.00%	2.00%
ALM	7.00%	6.00%	2.00%
Business	9.00%	7.00%	3.00%
Operational	4.00%	7.00%	6.00%
Fixed Assets	1.00%	1.00%	2.00%
Intangible Assets	3.00%	5.00%	5.00%
Pension Funds	1.00%	1.00%	2.00%
Deferred Tax Assets	18.00%	9.00%	9.00%
TOTAL	100.00%	100.00%	100.00%